Financial Risk Management and Fair Value of Financial Instruments - Tabular Disclosure of Cash Concentration Explanatory (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
RMB | Chinese Mainland
Financial risk management and fair value of financial instruments
Cash restricted cash time deposits and financial assets at bank	¥ 609,872	¥ 503,800
USD | Chinese Mainland
Financial risk management and fair value of financial instruments
Cash restricted cash time deposits and financial assets at bank	922,512	1,816,218
USD | Hong Kong
Financial risk management and fair value of financial instruments
Cash restricted cash time deposits and financial assets at bank	2,112,459	11,671
USD | U.S.
Financial risk management and fair value of financial instruments
Cash restricted cash time deposits and financial assets at bank	92,523	462,786
USD | Singapore
Financial risk management and fair value of financial instruments
Cash restricted cash time deposits and financial assets at bank	3,222,844	3,767,075
USD | Middle East
Financial risk management and fair value of financial instruments
Cash restricted cash time deposits and financial assets at bank	17,573	10,561
Arab Emir. Dirham ("AED") | Middle East
Financial risk management and fair value of financial instruments
Cash restricted cash time deposits and financial assets at bank	2,592	3,198
European Dollar ("EUR") | Chinese Mainland
Financial risk management and fair value of financial instruments
Cash restricted cash time deposits and financial assets at bank	276	1,129
European Dollar ("EUR") | Middle East
Financial risk management and fair value of financial instruments
Cash restricted cash time deposits and financial assets at bank		186
European Dollar ("EUR") | Germany
Financial risk management and fair value of financial instruments
Cash restricted cash time deposits and financial assets at bank	1,667
Singapore Dollar ("SGD") | Singapore
Financial risk management and fair value of financial instruments
Cash restricted cash time deposits and financial assets at bank	7,181	¥ 11,453
Hong Kong Dollar ("HKD") | Hong Kong
Financial risk management and fair value of financial instruments
Cash restricted cash time deposits and financial assets at bank	141,678
Swiss Franc ("CHF") | Switzerland
Financial risk management and fair value of financial instruments
Cash restricted cash time deposits and financial assets at bank	¥ 177